STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (105,009)	$ (37,794)	$ (157,948)	$ (108,477)
Depreciation	58	58	116	1,369
Bad debt expense	(382)		2,286	1,571
Contributed capital	11,710	14,807	28,959	28,165
Change in accounts receivable	(5,052)	(1,065)	560	1,022
Change in inventory	2,742	(12,876)	6,931	30,227
Change in accounts payable	9,011	4,509	12,503	18,436
Change in accrued expenses	12,512	7,524	16,213	14,712
Change in derivative liability	34,393		46,133
NET CASH USED IN OPERATING ACTIVITIES	(40,017)	(24,837)	(44,247)	(12,975)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from related party loans payable		5,000	6,000
Payments on related party loans payable			(1,000)
Proceeds from investor loans payable		20,000	40,000
Proceeds from convertible promissory notes	40,000			10,300
NET CASH PROVIDED IN FINANCING ACTIVITIES	40,000	25,000	45,000	10,300
NET INCREASE/(DECREASE) IN CASH	(17)	163	753	(2,675)
CASH, BEGINNING OF PERIOD	1,830	1,077	1,077	3,752
CASH, END OF PERIOD	1,813	1,240	1,830	1,077
Interest paid
Taxes paid
Issued shares of common stock	16,525,000
Settlement of subscriptions payable	$ 33,050